Income Taxes and Accounting for Uncertainty in Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes and Accounting for Uncertainty in Income Taxes
Schedule of components of the (provision for) benefit from income taxes
	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Current (provision) benefit:
Federal	$(277,920)	$(286,491)	$(360,974)
State	(36,408)	(68,962)	(44,399)
Foreign	—	—	(78)
	(314,328)	(355,453)	(405,451)
Deferred (provision) benefit:
Federal	(553,393)	(195,869)	38,828
State	(35,887)	18,711	789
Decrease (increase) in valuation allowance	6,761	(5,701)	(7,104)
	(582,519)	(182,859)	32,513
Total benefit (provision)	$(896,847)	$(538,312)	$(372,938)

Schedule of reconciliation of amounts computed by applying the statutory Federal tax rate to income before taxes
	For the Years Ended December 31,
	2011	2010	2009
	% of pre-tax (income)/loss
Statutory rate	(35.0)	(35.0)	(35.0)
State income taxes, net of Federal benefit	(2.0)	(2.5)	(3.4)
Stock option compensation	—	0.3	(0.2)
Other	(0.3)	1.0	1.1
Decrease (increase) in valuation allowance	0.3	—	(0.7)
Total benefit (provision) for income taxes	(37.0)	(36.2)	(38.2)

Schedule of deferred tax assets and liabilities
	As of December 31,
	2011	2010
	(In thousands)
Deferred tax assets:
NOL, credit and other carryforwards	$3,500	$—
Unrealized losses on investments	4,442	9,595
Accrued expenses	63,188	255,273
Stock-based compensation	23,000	17,683
Deferred revenue	45,556	56,324
State taxes net of federal effect	—	17,941
Total deferred tax assets	139,686	356,816
Valuation allowance	(11,114)	(15,784)
Deferred tax asset after valuation allowance	128,572	341,032

Deferred tax liabilities:
Depreciation and amortization	(1,020,045)	(681,018)
State taxes net of federal effect	(6,070)	—
Other long-term liabilities	(26,944)	—
Total deferred tax liabilities	(1,053,059)	(681,018)
Net deferred tax asset (liability)	$(924,487)	$(339,986)

Current portion of net deferred tax asset	$78,532	$281,957
Current portion of net deferred tax liability	(14,648)	—
Noncurrent portion of net deferred tax asset (liability)	(988,371)	(621,943)
Total net deferred tax asset (liability)	$(924,487)	$(339,986)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits
	For the Years Ended December 31,
Unrecognized tax benefit	2011	2010	2009
	(In thousands)
Balance as of beginning period	$170,226	$199,172	$201,271
Additions based on tax positions related to the current year	9,836	7,382	7,952
Reductions based on tax positions related to current years	(1,170)	—	—
Additions based on tax positions related to prior years	16,610	11,507	4,072
Reductions based on tax positions related to prior years	—	(43,141)	(6,042)
Reductions based on tax positions related to settlements with taxing authorities	(1,185)	(493)	(5,899)
Reductions based on tax positions related to the lapse of the statute of limitations	(3,382)	(4,201)	(2,182)
Balance as of end of period	$190,935	$170,226	$199,172